Assets Measured at Fair Value on Recurring Basis (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Quoted Price in Active Markets for Identified assets (Level 1) CNY	Dec. 31, 2012 Significant Other Observable Inputs (Level 2) CNY	Dec. 31, 2012 Significant Unobservable Inputs (Level 3) CNY
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale investment-Youjia (Note 9)	$ 1,008,892	6,285,500	6,342,100	0	0	6,285,500